SUPPLEMENTAL BALANCE SHEET INFORMATION	12 Months Ended
Sep. 30, 2011
SUPPLEMENTAL BALANCE SHEET INFORMATION
SUPPLEMENTAL BALANCE SHEET INFORMATION

NOTE 11 SUPPLEMENTAL BALANCE SHEET INFORMATION

The following reflects the activity in our reserve for bad debt for 2011, 2010 and 2009:

September 30,	2011	2010	2009
	(in thousands)
Reserve for bad debt:
Balance at October 1,	$830	$659	$1,331
Provision for (recovery of) bad debt	106	206	(645)
Write-off of bad debt	(160)	(35)	(27)

Balance at September 30,	$776	$830	$659

Accounts receivable, prepaid expenses, accrued liabilities and long-term liabilities at September 30 consist of the following:

September 30,	2011	2010
	(in thousands)
Accounts receivable, net of reserve:
Trade receivables	$460,540	$409,920
Income tax	—	47,739

Total accounts receivable, net of reserve	$460,540	$457,659

Prepaid expenses and other:
Restricted cash	$16,015	$12,848
Prepaid insurance	10,117	9,196
Deferred mobilization	8,512	14,430
Prepaid value added tax	3,884	15,481
Other	11,208	12,216

Total prepaid expenses and other	$49,736	$64,171

Accrued liabilities:
Accrued operating costs	$50,415	$23,436
Payroll and employee benefits	43,077	33,392
Taxes payable, other than income tax	37,789	44,934
Accrued income taxes	17,075	—
Deferred mobilization	11,281	13,522
Self-insurance liabilities	5,452	4,135
Deferred income	4,073	6,438
Other	23,736	18,255

Total accrued liabilities	$192,898	$144,112

Noncurrent liabilities – Other:
Pension and other non-qualified retirement plans	$50,225	$51,690
Self-insurance liabilities	13,780	5,328
Deferred mobilization	12,033	7,816
Deferred income	10,569	14,983
Uncertain tax positions including interest and penalties	9,829	6,755
Other	7,849	5,034

Total noncurrent liabilities – other	$104,285	$91,606